Intangible assets (Details)	12 Months Ended
Dec. 31, 2024 EUR (€) € / shares
IfrsStatementLineItems [Line Items]
Initial recognition	€ 65,000,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 65,000,000
Breast Check IP Rights [Member]
IfrsStatementLineItems [Line Items]
Initial recognition	€ 60,000,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 60,000,000
Tricos IP Rights [Member]
IfrsStatementLineItems [Line Items]
Initial recognition	€ 1,000,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 1,000,000
Testic IP Rights [Member]
IfrsStatementLineItems [Line Items]
Initial recognition	€ 1,000,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 1,000,000
Davion Masks IP Rights [Member]
IfrsStatementLineItems [Line Items]
Initial recognition	€ 1,500,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 1,500,000
Bio-Genex IP Rights [Member]
IfrsStatementLineItems [Line Items]
Initial recognition	€ 1,000,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 1,000,000
Merit IP Rights [Member]
IfrsStatementLineItems [Line Items]
Initial recognition	€ 500,000
Revaluation of price per share | € / shares	€ 0.00
fair value of the intangible asset	€ 500,000